RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Trade payables	[1]	$ 109		$ 78
Related parties' expenses amounts charged to research and development expenses	[1]	$ 167	$ 243

[1]	For the six-month periods ended June 30, 2018 and 2017, the Company incurred expenses for research and development services provided by related parties for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.